COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under operating leases

As of September 30,
2022
2022 (remaining three months)	$383
2023	917
2024	693
2025	388
2026	285
Thereafter	763
Total operating lease payments	3,429
Less: Imputed interest	(729)
Total operating lease liabilities	$2,700

Year ending December 31,
2022	$895
2023	480
2024	400
2025	188
2026	92
Thereafter	134
$2,189

Schedule of contractual obligations
(In thousands)	Total	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years
Letters of Credit	$7,661	$7,661	$—	$—	$—
Total	$7,661	$7,661	$—	$—	$—

	By Period
Total	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years
$7,258	$7,258	$0	$0	$0
$7,258	$7,258	$0	$0	$0